Share-based compensation	12 Months Ended
Dec. 31, 2014
Share-based compensation [Abstract]
Share-based compensation

15. Share-based compensation

In March 2010, the Group authorized an employment-related stock incentive plan (the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. According to the resolutions of the Board of Directors of the Group in April and November 2011, the number of ordinary shares available for issuance under the 2010 Plan was increased to 18,093,225. The majority of options granted under 2010 Plan were to be vested over three or four years, one fourth (¼) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.

The Group adopted a share incentive plan (the “2013 Plan”) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2013 Plan is 2,800,000 shares as of the date of its adoption. The number of shares reserved for future issuances under the 2013 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, on the first day of each calendar year during the term of the 2013 Plan beginning in 2015, or such lesser number of ordinary shares as determined by the Board of Directors. The majority of options granted under the 2013 Plan were to be vested over three or four years, one fourth (¼) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments.

As of December 31, 2014, the Group has reserved 1,024,091 ordinary shares available to be granted as share-based awards.

A summary of the Group's share option activities for the years ended December 31, 2012, 2013 and 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2011	6,857,467	1.18	9.09	7,225
Granted	1,312,500	2.30
Forfeited	(730,939)	1.50
Exercised	(473,551)	0.56		911
Outstanding as of December 31, 2012	6,965,477	1.40	8.36	7,504
Granted	3,833,000	3.07
Forfeited	(520,030)	2.21
Exercised	(431,774)	1.16		7,778
Outstanding as of December 31, 2013	9,846,673	2.02	8.14	168,870
Granted	721,600	18.20
Forfeited	(388,260)	4.08
Exercised	(3,391,943)	0.98		67,128
Outstanding as of December 31, 2014	6,788,070	4.14	7.75	112,925
Exercisable as of December 31, 2014	3,334,708	2.20	7.02	61,941

The weighted average grant date fair value of options granted for the years ended December 31, 2012, 2013 and 2014 was US$1.32, US$2.90 and US$11.43 per share, respectively.

During 2012 and 2013, some employees voluntarily left the Group and exercised their vested share options in exchange for future entitlement of the Group's shares issuable after completion of the Group's IPO and upon the request of these former employees. The proceeds from the exercise of these options cannot be refunded to the former employees in any event, including the Group failed to complete an IPO. Accordingly, these share options are considered to be exercised and contingently issuable upon the completion of the Group's IPO. And the proceeds received have been included in additional paid-in capital of the Group and disclosed in the consolidated statement of changes in shareholders equity/(deficit) for the years ended December 31, 2012 and 2013, respectively. The Group completed its IPO on November 5, 2013 and the 905,325 contingently issuable shares have been issued to the former employees after the 180-day lock-up period.

There was no RSUs grant before 2014. The following table sets forth the summary of RSUs activities for the year ended December 31, 2014:

Weighted
		Average	Weighted
		Remaining	Average
	Number of	Contractual	Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2013	—	—
Granted	948,600		21.10
Forfeited	(54,000)
Vested	—
Unvested as of December 31, 2014	894,600	9.62

Valuation Assumptions:     The Group estimated the fair value of share options using the Binominal option-pricing model with the assistance from an independent valuation firm. The fair value of each option grant was estimated on the date of grant with the following assumptions:

	2012	2013	2014
Expected volatility	54.80% - 63.30%	54.10% - 59.10%	50.80% - 53.30%
Risk-free interest rate (per annum)	2.03% - 3.20%	2.03% - 3.10%	3.01% - 3.73%
Exercise multiple	2	2	2
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Expected forfeiture rate (post-vesting)	3.20% - 3.50%	1.00% - 3.30%	0.30% - 0.40%
Fair value of the underlying shares on the date of option grants (US$)	2.38-2.48	2.48-8.50	19.26-22.95

The Group estimated the risk free rate based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

Share-based compensation expenses for the share-based awards which are based on service conditions are recognized using the straight-line attribution approach.

For the years ended December 31, 2012, 2013 and 2014, the Group recognized share-based compensation expenses of US$1,671, US$2,865 and US$6,173, respectively for share options and RSUs granted.

As of December 31, 2014, there was US$31,254 of total unrecognized compensation expenses, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement under the 2010 and 2013 Plan. The expense is expected to be recognized over a weighted average period of 3.31 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.